Subsequent Events	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Subsequent Events
39. SUBSEQUENT EVENTS
On January 2, 2025, the Company announced an offer to purchase the Class XXXIX NO due July 2025 issued under the 2008 MTN Program for a total principal amount of 757 at a price equal to the principal plus a premium and unpaid accrued interest. Having received and accepted purchase orders for 315, on January 17, 2025, 42% of the amount of such NO was fully paid.
On January 17, 2025, the Company issued in the international market the Class XXXIV NO due January 2034 for a nominal amount of 1,100 at a rate of 8.25%. The principal amount will be amortized in 3 consecutive annual installments of 30% in January 2032 and 2033 and 40% in January 2034.
On January 18, 2025, the Company announced the repurchase of the remaining Class XXXIX NO at a price equal to the principal amount plus a premium and unpaid accrued interest. The repurchase became effective on February 18, 2025 and thus, the Company cancelled all of the Class XXXIX NO.
On February 27, 2025, the Company issued in the local market the Class XXXV and Class XXXVI NO for 140 maturing on February 27, 2027, and 59 maturing on August 27, 2025, respectively. The Class XXXV NO accrue interest quarterly at a fixed annual rate of 6.25% and the Class XXXVI NO accrue and pay interest at maturity at a fixed rate of 3.50%.
As of the date of issuance of these consolidated financial statements, there have been no other significant subsequent events whose effect on Group’s financial position, results of operations or their disclosure in notes to the financial statements for the fiscal year ended as of December 31, 2024, should have been considered in such financial statements under IFRS.
These consolidated financial statements were approved by the Board of Directors’ meeting and authorized to be issued on March 6, 2025.